Document and Entity Information	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	WAITR HOLDINGS INC.
Entity Central Index Key	0001653247
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-37788
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3828008
Entity Address, Address Line One	214 Jefferson Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lafayette
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70501
City Area Code	337
Local Phone Number	534-6881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, Par Value $0.0001 Per Share
Trading Symbol(s)	WTRH
Name of each exchange on which registered	NASDAQ